SUPPLEMENTAL FINANCIAL INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,626.2	$ 3,476.3
Accumulated depreciation	(2,148.5)	(2,132.6)
Property, plant and equipment, net	1,477.7	1,343.7	$ 1,210.7
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	28.6	26.1
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	777.6	746.4
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,582.2	2,538.6
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 237.8	$ 165.2